Cover	Aug. 29, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 29, 2022
Entity Registrant Name	AEP TEXAS RESTORATION FUNDING LLC
Entity File Number	333-232430-01
Entity Central Index Key	0001775098
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0007707
Entity Address, Address Line One	1 Riverside Plaza,
Entity Address, City or Town	Columbus,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	(614)
Local Phone Number	716-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
AEP Texas Inc.
Entity Information [Line Items]
Entity Registrant Name	AEP TEXAS INC.
Entity File Number	333-232430
Entity Central Index Key	0001721781